EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

16. EQUITY

(a) Common stock and Additional Paid In Capital

The Company was established under the laws of the British Virgin Islands on October 25, 2021. The authorized number of Ordinary Shares was 50,000,000 with par value of $0.001 per share. As of December 31, 2021, the Company’s shareholders have not funded the capital of the Ordinary Shares in British Virgin Islands and recorded subscription receivable as of December 31, 2021. The Company’s shareholders have funded the $50,000 capital in British Virgin Islands in October and November, 2022.

Upon the Reorganization event described in Note 1, on March 14, 2022, the Company issued the 5,700,000 Ordinary Shares of common stock with par value of $0.001 in exchange for all outstanding common stock of Jiangsu Lobo. The Reorganization has been accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

During the years ended December 31, 2023 and 2022, Jiangsu LOBO received capital contributions of $0 and $1,202,868, respectively, from its shareholders, which were recorded as additional paid in capital, and thus, for the years ended December 31, 2023 and 2022, the Company’s additional paid-in capital was $3,013,333 and $3,013,333, respectively, at the consolidated level.

On March 1, 2023, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000, and decreased the par value of ordinary shares from $1 to $0.001. Then the shareholders surrendered a pro-rata number of ordinary shares of 44,300,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 5,700,000 of par value of $0.001 per share. All share and per share data as of December 31, 2022, and for the year ended December 31, 2022 are presented on a retroactive basis.

On September 15, 2023, the Company issued 700,000 shares on a pro-rata basis to the existing shareholders as stock dividend. The fair value of the stock dividend is determined to be $2,212,000 at $3.16 per ordinary share. As of October 15, 2023, the Company has 50,000,000 ordinary shares authorized, with 6,400,000 ordinary shares issued and outstanding. The stock dividend, all share and per share data as of December 31, 2022, and for the year ended December 31, 2022 are retroactively adjusted.

(b) Subscription receivable

As of December 31, 2021, subscription receivable represented the unfunded capital for the 5,700,000 Ordinary Shares of common stock issued by the Company. The Company’s shareholders have funded the $50,000 capital in British Virgin Islands in October and November, 2022.

(c) Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Net income after taxation can be made up for the cumulative prior years’ losses, if any before allocated to the “Statutory reserve”. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company. As of December 31, 2023 and 2022, statutory reserve provided were $521,566 and $422,330, respectively.

(d) Non-controlling interest

As of December 31, 2023 and 2022, the Company’s non-controlling interest represented 15% equity interest of Wuxi Jinbang, which was established in October 2002.